Loans (Credit Quality Indicators of Financing Receivables) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 77,722,525	¥ 78,211,691
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		52,572,432	54,009,891
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,344,808	8,224,361
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		7,733,513	7,353,826
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,655,704	4,272,968
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,408,850	5,586,533
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,267,902	3,156,855
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,632,481	3,852,820
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,395,784	4,611,900
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	4,619,336	5,079,922
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		11,514,054	11,870,706
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		25,150,093	24,201,800
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		6,382,449	6,077,144
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,174,665	1,010,704
Financing Receivables Not Impaired | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		39,473,402	39,530,819
Financing Receivables Not Impaired | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		17,892,639	17,520,649
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	12,115,160	12,464,970
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	5,749,767	6,111,430
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		23,933,055	24,377,262
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,859,256	4,663,535
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,956,798	3,331,659
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,611,296	2,298,532
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,240,228	2,261,669
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,410,967	2,310,918
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,719,047	2,986,436
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,181,241	4,505,893
Financing Receivables Not Impaired | Normal obligors | Domestic | A-B | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,954,222	2,018,620
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		12,144,508	12,274,306
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,681,958	2,607,651
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,709,617	2,943,178
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,674,328	1,566,359
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,552,552	2,695,642
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		695,697	674,273
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		881,405	830,410
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,047	6,007
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		685,258	706,882
Financing Receivables Not Impaired | Normal obligors | Domestic | C-D | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		259,646	243,904
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	12,106,778	12,456,542
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	103,343	109,615
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	601,251	600,856
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	195,140	201,354
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	223,677	237,050
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	86,094	89,258
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	2,234	2,360
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	3,501	3,326
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	10,891,538	11,212,723
Financing Receivables Not Impaired | Normal obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	2,616,911	2,950,662
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	148,102	198,621
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	157,057	165,660
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	2,380	4,150
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	57,865	53,691
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	380	422
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	3,788	4,169
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	210,496	100,000
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	1,929,712	2,290,419
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	107,131	133,530
Financing Receivables Not Impaired | Normal obligors | Foreign | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		15,540,347	15,153,557
Financing Receivables Not Impaired | Normal obligors | Foreign | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,748,131	5,246,343
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	8,382	8,428
Financing Receivables Not Impaired | Normal obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	3,132,856	3,160,768
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	201,063	209,099
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	121,340	153,361
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	1,179,451	1,046,286
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	201,053	209,077
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	12,473	16,424
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	16,408	18,478
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	24,846	22,273
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	39,486	39,189
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	10,518	10,029
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	264	129
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	329	406
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	96,729	102,149
Financing Receivables Not Impaired | Watch obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	40,733	53,343
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	2,958	1,019
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	255	562
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	546	65
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	35,315	49,213
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	1,659	2,484
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	706,755	701,753
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	163,213	147,978
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	215,244	192,124
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	81,704	109,677
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	147,404	148,722
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	35,090	36,383
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	22,303	23,881
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	7,053	10,476
Financing Receivables Not Impaired | Watch obligors | Domestic | E1 to E2 Rating | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	34,744	32,512
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	10	22
Financing Receivables Not Impaired | Watch obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	80,607	100,018
Financing Receivables Not Impaired | Watch obligors | Foreign | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	472,696	344,533
Financing Receivables Impaired | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		989,703	1,175,077
Financing Receivables Impaired | Impaired loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		822,639	986,946
Financing Receivables Impaired | Impaired loans | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		373,505	479,518
Financing Receivables Impaired | Impaired loans | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		76,883	101,309
Financing Receivables Impaired | Impaired loans | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		66,010	70,623
Financing Receivables Impaired | Impaired loans | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		147,092	150,505
Financing Receivables Impaired | Impaired loans | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		29,156	35,572
Financing Receivables Impaired | Impaired loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,440	5,435
Financing Receivables Impaired | Impaired loans | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,946	580
Financing Receivables Impaired | Impaired loans | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		122,607	143,404
Financing Receivables Impaired | Impaired loans | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		¥ 167,064	¥ 188,131

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.
[3]	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
[4]	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.
[5]	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.